CONVERTIBLE LOANS (2010 Debentures) (Details) (USD $)	6 Months Ended	12 Months Ended				3 Months Ended	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2011 Conversion of 2010 Convertible Debentures [Member]	Jul. 31, 2010 Warrants Issued with 2010 Debentures [Member]	Jul. 31, 2010 8% Senior Convertible Debentures [Member]	Mar. 31, 2011 8% Senior Convertible Debentures [Member]
Debt Instrument [Line Items]
Original aggregate principal amount								$ 1,580,000
Number of shares called by warrants							1,014,513
Warrant exercise price							1.23
Proceeds from issuance of convertible loan			1,073,000					1,580,000
Loan interest rate								8.00%
Debt conversion price								$ 1.5
Amount of financing event								3,000,000
Automatic conversion of shares, price discount								15.00%
Fair Value Disclosures:
2010 Convertible Debentures								1,133,000
Contingently redeemable warrants	1,706,000				4,979,000		447,000
Direct transaction costs paid							23,000
Conversion of convertible loan into shares		668,000				667,596
Unpaid principal outstanding									$ 1,000,000